Long-term debt	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
Long-term Debt:
8.      Long-term debt:
Following the execution of the Restructuring Letter Agreements in August 2016 and the related supplemental agreements (the “Supplemental Agreements”), as described below, the Company agreed with all of its lenders to, among others things, defer principal payments owed from June 1, 2016 through June 30, 2018 (the “Deferred Amounts”) to the due date of the balloon installments of each facility. As a consequence no principal payments were required to be made within the twelve months from the year ended December 31, 2016 and therefore no current portion of long term debt was outstanding as of December 31, 2016.
On December 28, 2017 the Company announced that in light of its improved performance and the dry bulk market in general, it is planning to make debt principal repayments that are in total at least equivalent to the amortization payments scheduled prior to the commencement of debt amortization holidays for the first and second quarter 2018, starting from January 1st 2018, under the “cash sweep” mechanism incorporated in its loan agreements as further discussed below. As a consequence, the current portion of long term debt outstanding as of December 31, 2017, as presented in the accompanying balance sheet, has been adjusted accordingly.

a)      Commerzbank $120,000 Facility:
On December 27, 2007, the Company entered into a loan agreement with Commerzbank AG for up to $120,000, in order to partially finance the acquisition cost of the vessels, Star Gamma, Star Delta, Star Epsilon, Star Zeta, and Star Theta (the “Commerzbank $120,000 Facility”). The Commerzbank $120,000 Facility is secured by a first priority mortgage over the financed vessels. The Commerzbank $120,000 Facility was amended in June and December 2009. As amended, the Commerzbank $120,000 Facility had two tranches. One tranche of $50,000 was repayable in 28 consecutive quarterly installments, which commenced in January 2010, consisting of (i) the first four installments of $2,250 each, (ii) the next 13 installments of $1,000 each and (iii) the remaining 11 installments of $1,300 each, with a final balloon payment of $13,700 payable along with the last installment. The second tranche of $70,000 was repayable in 28 consecutive quarterly installments, which commenced in January 2010, consisting of i) the first four installments of $4,000 each and (ii) the remaining 24 installments of $1,750 each, with a final balloon payment of $12,000 payable together with the last installment.”
b)      Commerzbank $26,000 Facility:
On September 3, 2010, the Company entered into a loan agreement with Commerzbank AG for up to $26,000 in order to partially finance the acquisition cost of the vessel, Star Aurora (the “Commerzbank $26,000 Facility”). The Commerzbank $26,000 Facility was secured by a first priority mortgage over the financed vessel.
Supplemental Agreement - Commerzbank $120,000 and $26,000 Facilities
On December 17, 2012, the Company executed a commitment letter with Commerzbank to amend the Commerzbank $120,000 Facility and the Commerzbank $26,000 Facility. The definitive documentation for the supplemental agreement (the “Commerzbank Supplemental”) was signed on July 1, 2013. Pursuant to the Commerzbank Supplemental, the Company paid Commerzbank a flat fee of 0.40% of the combined outstanding loans under the two facilities and agreed, subject to certain conditions, to (i) amend some of the covenants governing the two facilities, (ii) prepay $2,000, pro rata against the balloon payments of each facility, (iii) raise $30,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013 (Note 9)) and (iv) increase the loan margins. In addition, Commerzbank agreed to defer 60% and 50% of the quarterly installments for the years ended December 31, 2013 and 2014 (the “2013 Deferred Amounts”), to the balloon payments or to a payment in accordance with a semi-annual cash sweep mechanism; under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, will be used as repayment of the 2013 Deferred Amounts. The Company was not permitted to pay any dividends as long as 2013 Deferred Amounts are outstanding and/or until original terms are complied with.
On March 30, 2015, the Company and Commerzbank AG signed a second supplemental agreement (the “Commerzbank Second Supplemental”). Under the Commerzbank Second Supplemental, the Company agreed to (i) prepay $3,000, (ii) amend some of the covenants governing this facility, and (iii) change the repayment date for the Commerzbank $26,000 Facility from September 7, 2016 to July 31, 2015. The Company fully repaid the Commerzbank $26,000 Facility in June 2015, and the vessels Star Aurora and Star Zeta were released from the vessel mortgage.
On June 29, 2015, the Company and Commerzbank AG signed a third supplemental agreement (the “Commerzbank Third Supplemental”). Under the Commerzbank Third Supplemental, the Company and Commerzbank AG agreed to (i) defer the installment payments under the Commerzbank $120,000 Facility, until the full repayment in late October, 2016, (ii) add as additional collateral the vessel Star Iris, and (iii) amend some of the covenants governing this facility.
In April 2016, the Company and Commerzbank entered into a refinancing amendment of the “Commerzbank Supplemental”. This refinancing included (a) changes to certain covenants governing this facility and (b) a different amortization schedule including the change in the final repayment date from October 2016 to October 2018.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
On January 8, 2018, the Company received a committed term sheet from a major commercial banking institution for the refinancing of the outstanding balance of the loan agreement with Commerzbank. The completion of the transaction is subject to customary definitive documentation, and the refinancing is expected to take place in April 2018 (Note 19). The current and non-current portion of long-term debt has been accordingly adjusted.

c)      Credit Agricole $70,000 Facility:
On January 20, 2011, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank for a term loan of up to $70,000 (the “Credit Agricole $70,000 Facility”) to partially finance the construction cost of the two newbuilding vessels, Star Borealis and Star Polaris, which were delivered to the Company in 2011. The Credit Agricole $70,000 Facility is secured by a first priority mortgage over the financed vessels and is divided into two tranches. The Company drew down $67,275 under this facility. The Credit Agricole $70,000 Facility is repayable in 28 consecutive quarterly installments, commencing three months after the delivery of each vessel, of $485.4 and $499.7, respectively, and a final balloon payment payable at maturity, of $19,558.2 (due August 2018) and $20,134 (due November 2018) for the Star Borealis and Star Polaris tranches, respectively.
On June 29, 2015, the Company signed a waiver letter with Credit Agricole Corporate and Investment Bank in order to revise some of the covenants contained in the loan agreement for a period up to December 31, 2016.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
d)      HSH Nordbank AG $64,500 Facility:
On October 3, 2011, the Company entered into a $64,500 secured term loan agreement (the “HSH Nordbank $64,500 Facility”) with HSH Nordbank AG (“HSH Nordbank”) to repay, together with cash on hand, certain existing debt. The borrowers under the HSH Nordbank $64,500 Facility are the vessel-owning subsidiaries that own the vessels Star Cosmo, Star Kappa, Star Sigma, Star Omicron and Star Ypsilon, and Star Bulk Carriers Corp. is the guarantor. The HSH $64,500 Facility is secured by a first priority mortgage over the financed vessels and consists of two tranches. The first tranche of $48,500 (the “Supramax Tranche”) is repayable in 20 quarterly consecutive installments of $1,250 commencing in January 2012 and a final balloon payment of $23,500 payable at the maturity, in September, 2016. The second tranche of $16,000 (the “Capesize Tranche”) was repayable in 12 consecutive, quarterly installments of $1,333, commencing in January 2012 and matured in September 2014.
On July 17, 2013, the Company and HSH Nordbank signed a supplemental agreement (the “HSH Nordbank $64,500 Supplemental”). Under the HSH Nordbank $64,500 Supplemental, the Company agreed, subject to certain conditions, to (i) amend some of the covenants governing this facility until December 31, 2014, (ii) defer a minimum of approximately $3,500 payments from January 1, 2013 until December 31, 2014, (iii) prepay $6,590 with pledged cash already held by HSH Nordbank, (iv) raise $20,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013, (Note 9), (v) increase the loan margins from January 1, 2013 until December 31, 2014, (vi) include a semi-annual cash sweep mechanism, under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as prepayment to the balloon payment of the Supramax Tranche, and (vii) not pay any dividends until December 31, 2014 or later in case of a covenant breach. When the Company sold the vessel Star Sigma in April 2013, the HSH Nordbank $64,500 Supplemental also required the Company to use the proceeds from the sale to fully prepay the balance of the Capesize Tranche and use the remaining vessel sale proceeds to prepay a portion of the Supramax Tranche. As a result, the next seven scheduled quarterly installments commencing in April 2013 were reduced pro rata according to the prepayment from $813 to $224.
On June 29, 2015, the Company and HSH Nordbank signed a supplemental agreement to amend certain covenants governing this facility until December 31, 2016.
In September 2016, the Company and HSH Nordbank signed a supplemental agreement to add the vessel Star Zeta as additional collateral.
As part of the Restructuring described below, the Company and HSH agreed to extend the maturity of this loan from September 2016 to August 2018.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
e)      HSH Nordbank AG $35,000 Facility:
On February 6, 2014, the Company entered into a new $35,000 secured term loan agreement (the “HSH Nordbank $35,000 Facility”) with HSH Nordbank AG. The borrowings under this new loan agreement were used to partially finance the acquisition cost of the vessels Star Challenger and Star Fighter. The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the HSH Nordbank $35,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. This facility matures in February 2021 and is repayable in 28 equal, consecutive, quarterly installments, commencing in May 2014, of $312.5 and $291.7 for the Star Challenger and Star Fighter, respectively, and a final balloon payment of $8,750 and $9,332.4, payable together with the last installments, for Star Challenger and Star Fighter, respectively.
On June 29, 2015, the Company and HSH Nordbank signed a supplemental agreement to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
f)      Deutsche Bank AG $39,000 Facility:
On March 14, 2014, the Company entered into a $39,000 secured term loan agreement with Deutsche Bank AG (the “Deutsche Bank $39,000 Facility”). The borrowings under this loan agreement were used to partially finance the acquisition cost of the vessels Star Sirius and Star Vega. The Deutsche Bank $39,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the Deutsche Bank $39,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. This facility consists of two tranches of $19,500 each and matures in March 2021. Each tranche is repayable in 28 equal, consecutive, quarterly installments of $390 each commencing in June 2014, and a final balloon payment of $8,580 payable at maturity.
On June 29, 2015, the Company entered into a supplemental letter with Deutsche Bank AG to amend certain covenants governing this facility until December 31, 2016.
On June 2, 2016, the Company and Deutsche Bank AG signed a supplemental agreement to add the vessel Star Vanessa as additional collateral.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
On December 8, 2017 the Company took delivery of the vessel Star Triumph (Note 5) which replaced the sold vessel Star Vanessa as a pledged vessel under the Deutsche Bank AG $39,000 Facility.

g)      ABN $87,458 Facility
On August 1, 2013, Oceanbulk Shipping entered into a $34,458 credit facility with ABN AMRO, N.V. (the “ABN AMRO $87,458 Facility”) in order to partially finance the acquisition cost of the vessels Obelix and Maiden Voyage. The loans under the ABN AMRO $87,458 Facility were available in two tranches of $20,350 and $14,108. On August 6, 2013, Oceanbulk Shipping drew down the available tranches. On December 18, 2013, the ABN AMRO $87,458 Facility was amended to add an additional loan of $53,000 to partially finance the acquisition cost of the vessels Big Bang, Strange Attractor, Big Fish and Pantagruel. On December 20, 2013, Oceanbulk Shipping drew down the available tranches. The tranche under the ABN AMRO $87,458 Facility relating to vessel Obelix would mature in September 2017, the one relating to vessel Maiden Voyage matures in August 2018 and those relating to vessels Big Bang, Strange Attractor, Big Fish and Pantagruel, mature in December 2018. The tranches are repayable in quarterly consecutive installments ranging between $248 to $550 and a final balloon payment for each tranche at maturity, ranging between $2,500 and $12,813. The ABN AMRO $87,458 Facility is secured by a first-priority ship mortgage on the financed vessels and general and specific assignments and was guaranteed by Oceanbulk Shipping LLC. Following the completion of the Merger, Star Bulk Carriers Corp. replaced Oceanbulk Shipping as guarantor of the ABN AMRO $87,458 Facility.
On June 29, 2015, the Company signed a supplemental letter with ABN AMRO to amend certain covenants governing this facility until December 31, 2016.
In August 2015, the tranche relating to the vessel Maiden Voyage was fully repaid, following the sale of the vessel (Note 5). In March 2016, the tranche relating to the vessel Obelix was fully repaid, following the sale of the vessel (Note 5).
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
On February 13, 2018, the Company received a committed term sheet from ABN AMRO N.V for the refinancing of the balloon installments of ABN AMRO $87,458 million Facility. The completion of the transaction is subject to customary definitive documentation, and the refinancing is expected to take place in December 2018 (Note 19). The current and non-current portion of long-term debt has been accordingly adjusted.

h)      Deutsche Bank $85,000 Facility
On May 20, 2014, Oceanbulk Shipping entered into a loan agreement with Deutsche Bank AG Filiale Deutschlandgeschaft for the financing of an aggregate amount of $85,000 (the “Deutsche Bank $85,000 Facility”), in order to partially finance the construction cost of the newbuilding vessels Magnum Opus, Peloreus and Leviathan. Each tranche matures five years after the drawdown date. The applicable tranches were drawn down concurrently with the deliveries of the financed vessels, in May, July and September 2014, respectively. Each tranche is subject to 19 quarterly amortization payments equal to 1/60th of the tranche amount, with the 20th payment equal to the remaining amount outstanding on the tranche. The Deutsche Bank $85,000 Facility is secured by first priority cross-collateralized ship mortgages on the financed vessels, and general and specific assignments and was originally guaranteed by Oceanbulk Shipping. On July 4, 2014, an amendment to the Deutsche Bank $85,000 Facility was executed in order to add ITF International Transport Finance Suisse AG as a lender. On November 4, 2014, a supplemental letter was signed to replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of this facility.
On June 29, 2015, the Company signed a supplemental letter with Deutsche Bank AG Filiale Deutschlandgeschaft to amend certain covenants governing this facility until December 31, 2016.
In March 2016, the tranche relating to the vessel Magnum Opus was fully repaid, following the sale of the respective vessel (Note 5).
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
i)      HSBC $86,600 Facility
On June 16, 2014, Oceanbulk Shipping entered into a loan agreement with HSBC Bank plc. (the “HSBC $86,600 Facility”) for the financing of an aggregate amount of $86,600, to partially finance the acquisition cost of the second hand vessels Kymopolia, Mercurial Virgo, Pendulum, Amami and Madredeus. The loan, which was drawn in June 2014, matures in May 2019 and is repayable in 20 quarterly installments, commencing three months after the drawdown, of $1,555 plus a balloon payment of $55,500 due together with the last installment. The HSBC $86,600 Facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and was originally guaranteed by Oceanbulk Shipping. On September 11, 2014, a supplemental agreement to the HSBC $86,600 Facility was executed in order to replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of the HSBC $86,600 Facility.
On January 29, 2016, the Company and HSBC Bank plc signed a supplemental agreement to add the vessel Star Emily as additional collateral.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
j)      NIBC $32,000 Facility:
On November 7, 2014, the Company and NIBC Bank N.V. entered into an agreement with respect to a credit facility (the “NIBC $32,000 Facility”) for the financing of an aggregate amount of up to $32,000, which is available in two tranches of $16,000, to partially finance the construction cost of two newbuilding vessels, Star Aquarius (ex-HN 5040) and Star Pisces (ex-HN 5043). An amount of $15,237 for each vessel was drawn in July and August 2015, concurrently with the delivery of the respective vessels to the Company. Each tranche is repayable in consecutive quarterly installments of $255, commencing three months after the drawdown of each tranche, plus a balloon payment of $9,633 and $9,888, for each of the two vessels, both due in November 2020. The NIBC $32,000 Facility is secured by a first priority cross collateralized mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with NIBC Bank N.V to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
k)      DVB $24,750 Facility:
On October 30, 2014, the Company and DVB Bank SE, Frankfurt entered into an agreement with respect to a credit facility (the “DVB $24,750 Facility”), to partially finance the acquisition of 100% of the equity interests of Christine Shipco LLC, which is the owner of the vessel Star Martha (ex-Christine), one of the 34 Excel Vessels. On October 31, 2014, the Company drew $24,750 to pay Excel the related cash consideration. The DVB $24,750 Facility is repayable in 24 consecutive, quarterly principal payments of $900 for each of the first four quarters and of $450 for each of the remaining 20 quarters, with the first becoming due and payable three months from the drawdown date, and a balloon payment of $12,150 payable simultaneously with the last quarterly installment, which is due in October 2020. The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with DVB Bank SE, Frankfurt to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
l)      Sinosure Facility:
On December 22, 2014, the Company executed a binding term sheet with Deutsche Bank (China) Co., Ltd. Beijing Branch and HSBC Bank plc (the “Sinosure Facility”) for the financing of an aggregate amount of up to $156,453 to partially finance the construction cost of eight newbuilding vessels, Honey Badger (ex-HN NE 164), Wolverine (ex-HN NE 165), Star Antares (ex-HN NE 196), Star Lutas (ex-HN NE 197), Kennadi (ex-HN 1080), Mackenzie (ex-HN 1081), and two other newbuilding vessels for which the construction contracts were subsequently terminated and the corresponding available tranches were cancelled (the “Sinosure Financed Vessels”). The financing under the Sinosure Facility was available in eight separate tranches, one for each Sinosure Financed Vessel, and is credit insured (95%) by China Export & Credit Insurance Corporation. The final loan documentation for the Sinosure Facility was signed on February 11, 2015. Each tranche, which is documented by a separate credit agreement, matures twelve years after each drawdown date and is repayable in 48 equal and consecutive quarterly installments. The Sinosure Facility is secured by a first priority cross collateralized mortgage over the Sinosure Financed Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp. The vessels Honey Badger and Wolverine were delivered to the Company in February 2015. The vessel Star Antares was delivered to the Company in October 2015. The vessels Star Lutas and Kennadi were delivered to the Company in early January 2016 and the vessel Mackenzie was delivered to the Company in March 2016 (Note 5).`
On September 2, 2015, the Company signed a supplemental letter agreement with Deutsche Bank (China) Co., Ltd. Beijing Branch and HSBC Bank plc to amend certain covenants governing the existing credit agreements from June 26, 2015 until December 31, 2016.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
m)      Citi Facility:
On December 22, 2014, the Company entered into a credit facility with Citibank, N.A., London Branch (the “Citi Facility”) to provide financing up to $100,000, in lieu of the Excel Vessel Bridge Facility, in connection with the acquisition of vessels Star Pauline, Star Despoina, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina, which are seven of the Excel Vessels the Company has acquired (the “Citi Financed Excel Vessels”). The first tranche of $51,477.5 was drawn on December 23, 2014, and the second tranche of $42,627.5 was drawn on January 21, 2015. The Company used amounts drawn under the Citi Facility to repay portion of the Excel Vessel Bridge Facility in respect of those Citi Financed Excel Vessels. The Citi Facility matures on December 30, 2019. The Citi Facility is repayable in 20 equal, consecutive, quarterly principal payments of $3,388, with the first installment due on March 30, 2015 and a balloon installment of $26,349 payable simultaneously with the 20th quarterly installment. The Citi Facility is secured by a first priority mortgage over the Citi Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 30, 2015, the Company signed a supplemental Agreement with Citibank, N.A., London Branch to amend certain covenants governing this agreement until December 31, 2016.
In December 2016, the tranche relating to the vessel Star Despoina was fully repaid, following the sale of the vessel (Note 5).
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
n)      Heron Vessels Facility:
In November 2014, the Company entered into a secured term loan agreement with CiT Finance LLC (the “Heron Vessels Facility”), in the amount of $25,311, in order to partially finance the acquisition cost of Star Gwyneth and Star Angelina (the “Heron Vessels”). The drawdown of the financed amount incurred in December 2014, when the Company took delivery of the Heron Vessels. The facility matures on June 30, 2019, and is repayable in 19 equal consecutive, quarterly principal payments of $744.4 (with the first becoming due and payable on December 31, 2014), and a balloon installment payable at maturity equal to the then outstanding amount of the loan. The facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carrier Corp.
On July 1, 2015, the Company signed a supplemental letter with CiT Finance LLC to amend certain covenants governing this agreement from June 30, 2015 until December 31, 2016 and to add the vessel Star Aline as collateral under this agreement. In connection with the sale of Star Aline in August 2016, the Company repaid the amount attributable to this vessel, in accordance with the provisions of the Heron Vessels Facility.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
In July 2017, the Company refinanced the Heron Vessels Facility with Tranche B of the ABN Amro Bank N.V. $30,844 Facility described below.

o)      DNB $120,000 Facility:
On December 29, 2014, the Company entered into an agreement with DNB Bank ASA as facility agent, security agent account bank and bookrunner, DNB Bank ASA, NIBC Bank N.V and Skandinaviska Enskilda Banken AB as original lenders, mandated lead arrangers and hedge counterparties (the “DNB $120,000 Facility”), to provide financing for up to $120,000, in lieu of the Excel Vessel Bridge Facility, in connection with the acquisition of vessels Star Nasia, Star Monisha, Star Eleonora, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena and Star Maria, which are 12 of the Excel Vessels the Company has acquired (the “DNB Financed Excel Vessels”). The Company drew $88,275 on December 30, 2014, $9,515 in January, 2015, $9,507 in February 2015 and $7,769 in April 2015. The Company used amounts drawn under the DNB $120,000 Facility to repay portion of the amounts drawn under the Excel Vessel Bridge Facility relating to the DNB Financed Excel Vessels. The DNB $120,000 Facility matures in December 2019 and is repayable in 20 equal, consecutive, quarterly principal payments of $4,374, with the first installment due in March 2015, and a balloon installment of $29,160 payable simultaneously with the 20th installment. The DNB $120,000 Facility is secured by a first priority mortgage over the DNB Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with the lenders under this facility to amend certain covenants governing this agreement until December 31, 2016.
In August 2016, the total proceeds from the sale of Star Monisha (Note 5) were applied towards the prepayment of the loan.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
On July 24, 2017 the Company took delivery of the second-hand Supramax vessel Diva (Note 5), which replaced the sold vessel Star Eleonora as a pledged vessel under the DNB $120,000 Facility.
p)      DNB-SEB-CEXIM $227,500 Facility:
On March 31, 2015, the Company entered into an agreement with DNB Bank ASA as facility agent, security agent account bank and bookrunner, DNB Bank ASA and the Export-Import Bank of China (CEXIM) as mandated lead arrangers and DNB Bank ASA, Skandinaviska Enskilda Banken AB (SEB) and CEXIM as original lenders (the “DNB-SEB-CEXIM $227,500 Facility”) for up to $227,500 to partially finance the construction cost of six newbuilding vessels, Gargantua (ex-HN166), Goliath (ex-HN167), Maharaj (ex-HN184), Star Aries (ex-HN1338), Star Taurus (ex-HN1339), and Star Poseidon (ex-HN198). The financing is available in six separate tranches, one for each newbuilding vessel. Following the sale of the Star Aries and the Star Taurus (Note 5), the relevant tranches were terminated without having been drawn. The first tranche of $32,400 and the second and third tranche of $30,300 each were drawn, upon the delivery of the vessels Gargantua, Goliath and Maharaj in 2015. The fourth tranche of $23,400 was drawn, upon the delivery of the vessel Star Poseidon in February 2016 (Note 5). The tranches are repayable in 24 quarterly consecutive installments ranging between $367 and $508, with the first becoming due and payable three months from the drawdown date of each tranche and a final balloon installment for each tranche, ranging between $14,587 million and $20,198 million, payable simultaneously with the 24th installment. The DNB-SEB-CEXIM $227,500 Facility is secured by a first priority cross-collateralized mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with the lenders under this facility to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.
q)      ABN AMRO Bank N.V. $30,844 Facility: On June 23, 2017, the Company executed a loan agreement with ABN AMRO Bank N.V. for an aggregate principal amount of $30,844, available in two tranches, as follows:

i.       Tranche A, with a principal amount of $16,000, was drawn down on June 27, 2017 to partially finance the acquisition of Star Charis and Star Suzanna, (Note 5) and is secured by a first priority mortgage over the financed vessels. This tranche matures in June 2022 and is repayable in 20 quarterly installments, commencing in September 2017, the first four of which are $1,000 and the remaining 16 of which are $360, and a final balloon payment of $6,240, payable together with the last installment.
ii.      Tranche B, with a principal amount of $14,844, was drawn down on July 7, 2017 to refinance the outstanding debt under the Heron Vessels Facility, as described above. Tranche B is secured by Star Angelina and Star Gwyneth. This tranche matures in July 2022 and is repayable in 17 equal quarterly installments of $640, commencing in July 2018, and a final balloon payment of $3,964, payable together with the last installment.

r)       Redemption of the 8.00% 2019 Notes:
On November 6, 2014, the Company issued $50,000 aggregate principal amount of 8.00% Senior Notes due 2019 (the “2019 Notes”). The net proceeds were $48,425. The 2019 Notes were scheduled to mature in November 2019 and were senior, unsecured obligations of Star Bulk Carriers Corp. The 2019 Notes were not guaranteed by any of the Company's subsidiaries.
The 2019 Notes bore interest at a rate of 8.00% per year, payable quarterly in arrears on each February 15, May 15, August 15 and November 15, commencing on February 15, 2015.
On December 11, 2017, the Company used the proceeds of the 8.30% 2022 Notes (described below) to redeem all of the 2019 Notes at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
s)       Issuance of 8.30% 2022 Notes: On November 9, 2017 the Company completed a public offering of $50,000 aggregate principal amount of senior unsecured notes due 2022 (the “2022 Notes”). The 2022 Notes will mature on November 15, 2022. The 2022 Notes are not guaranteed by any of the Company's subsidiaries and bear interest at a rate of 8.30% per year, payable quarterly in arrears on the 15th day of February, May, August and November commencing on February 15, 2018. The Company may redeem the  2022 Notes at its option, in whole or in part, at any time after May 15, 2019, at a redemption price equal to 100% of the principal amount of the  2022 Notes to be redeemed plus accrued and unpaid interest. Prior to May 15, 2019, the Company may redeem the  2022 Notes, in whole or in part, at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest to the date of redemption. In addition, the Company may redeem the  2022 Notes in whole, but not in part, at any time at its option, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.
The proceeds from the sale of the 2022 Notes were used to redeem in full the 2019 Notes in December 2017, which would otherwise mature in November 2019 as described above.

Supplemental Agreements
As of August 31, 2016, the Company entered into restructuring letter agreements (the “Restructuring Letter Agreements”) with all the banks and export credit agencies providing its senior credit facilities to, among other things, (i) defer principal payments owed from June 1, 2016 through June 30, 2018 to the due date of the balloon installments of each facility, (ii) waive in full or substantially relax the financial covenants, effective during the period until December 31, 2019 and (iii) implement a cash sweep mechanism pursuant to which excess cash at consolidated level will be applied towards the payment of Deferred Amounts, payable pro rata based on each loan facility's and lease agreement's (Note 5) outstanding Deferred Amounts relative to the total Deferred Amounts at the end of each quarter. In exchange, the Company agreed to raise additional equity of not less than $50.0 million by September 30, 2016 (which condition was satisfied after the completion of the Company's equity offering in September 2016, see Note 9) and impose restrictions on paying dividends until all Deferred Amounts have been repaid (the “Restructuring”). In July 2017, the Company finalized the Restructuring through the execution of all corresponding Supplemental Agreements (the “Supplemental Agreements”). In accordance with the terms of the Supplemental Agreements, the Company distributed pro rata to all parties under the Restructuring (including the lease provider, as described in Note 5): i) in August 2017, an amount equal to 20% of the equity contribution used for the acquisition of Star Charis, Star Suzanna and Diva (described in Note 5), which amounted to $3,635, ii) in December 2017, an amount equal to 20% of the equity contribution used for the acquisition of Star Triumph and the excess cash captured by the excess cash mechanism as of September 30, 2017, which amounted to $6,133 and iii) in February 2018, the excess cash captured by the excess cash mechanism as of December 31, 2017, which amounted to $35,632 (Note 19).
Under all loan agreements, the Company is not allowed to pay dividends until all Deferred Amount have been repaid in full. Additionally, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution.

Credit Facility and Senior Notes Covenants:
The Company's outstanding credit facilities and senior notes generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:
  pay dividends if there is an event of default under the Company's credit facilities or the Deferred Amounts have not been repaid in full;
  incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
  create liens on Company's assets, unless otherwise permitted under Company's credit facilities;
  change the flag, class or management of Company's vessels or terminate or materially amend the management agreement relating to each vessel;
  acquire new or sell vessels, unless certain conditions exist;
  merge or consolidate with, or transfer all or substantially all Company's assets to, another person; or
  enter into a new line of business.
Furthermore, the Company's credit facilities and senior notes contain financial covenants requiring the Company to maintain various financial ratios, including:
  a minimum percentage of aggregate vessel value to secured loans (security cover ratio or “SCR”);
  a maximum ratio of total liabilities to market value adjusted total assets;
  a minimum EBITDA to interest coverage ratio;
  a minimum liquidity; and
  a minimum market value adjusted net worth.
As of December 31, 2016 and 2017, the Company was required to maintain minimum liquidity, not legally restricted, of $47,566 and $51,359, respectively, which is included within “Cash and cash equivalents” in the accompanying balance sheets. In addition, as of December 31, 2016 and 2017, the Company was required to maintain minimum liquidity, legally restricted, of $14,004 and $15,589, respectively, which is included within “Restricted cash” current and non-current, in the accompanying balance sheets.
As of December 31, 2017, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes.
The weighted average interest rate (including the margin) related to the Company's existing debt, including 2019 and 2022 Notes and capital leases as of December 31, 2015, 2016 and 2017 was 3.69%, 4.13% and 4.72%, respectively. The commitment fees incurred during the years ended December 31, 2015, 2016 and 2017, with regards to the Company's unused credit facilities were $3,157, $472 and $6, respectively.
The principal payments required to be made after December 31, 2017, are as follows:

Twelve month periods ending	Amount
December 31, 2018	$173,958
December 31, 2019	268,745
December 31, 2020	75,665
December 31, 2021	132,152
December 31, 2022	57,880
December 31, 2023 and thereafter	47,814
Total Long term debt	$756,214
Unamortized debt issuance costs	7,119
Total Long term debt, net	$749,095
Current portion of long term debt	173,958
Long term debt, net	575,137

The current portion of long term debt as of December 31, 2017, includes the following: i) the scheduled loan repayments for the twelve month period ended December 31, 2018 according to the outstanding loan agreements (as amended with Supplemental Agreements), ii) the portion of the amount of $35,632 paid in February 2018 towards the banks, as part of the excess cash mechanism as of December 31, 2017, as described above, iii) the debt principal repayments that the Company announced that it intends to make, in total at least equivalent to the amortization payments scheduled prior to commencement of debt amortization holidays, for the first and second quarter of 2018 under the cash sweep mechanism included in the Supplemental Agreements (these payments will be made following the Company's decision to end  the amortization holiday previously agreed in the Supplemental Agreements, six months ahead of schedule.as described above) and iv) the adjustment for the refinancing of $120,000 Commerzbank facility and the ABN $87,458 Facility as described above (see also Note 19).
The 2022 Notes mature in November, 2022 and are presented in the accompanying consolidated balance sheets as of December 31, 2017 net of unamortized debt issuance costs of $2,000.
At December 31, 2017, 63 of the Company's 71 owned vessels, having a net carrying value of $1,449,547, were subject to first-priority mortgages as collateral to its loan facilities. In addition, all eight of the Company's bareboat chartered vessels, having a net carrying value of $325,301, were cross-collateral under the Company's bareboat lease agreements.
All of the Company's bank loans bear interest at LIBOR plus a margin. The amounts of “Interest and finance costs” included in the accompanying consolidated statements of operations are analyzed as follows:

	2015	2016	2017
Interest on long term debt and capital leases	$35,969	$40,449	$48,814
Less: Interest capitalized	(12,079)	(3,940)	(2,423)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	2,416	1,252	852
Amortization of debt issuance costs	2,732	2,855	2,660
Other bank and finance charges	623	601	555
Interest and finance costs	$29,661	$41,217	$50,458

During the years ended December 31, 2015, 2016 and 2017, in connection with the prepayments described above following (i) the sale of mortgaged vessels, (ii) the cancellation of certain loan commitments, (iii) the termination of two newbuilding contracts as further described in Note 6 and (iv) the redemption of the 2019 Notes, as applicable, $974, $2,375 and $1,257 of unamortized debt issuance costs were written off and included under “Loss on debt extinguishment” in the accompanying consolidated statements of operations.